Significant Related Party Transactions - Summary of Significant Transactions Carried Out by Group with Significant Related Parties (Parenthetical) (Detail) ¥ in Millions						12 Months Ended
	Sep. 18, 2016	Feb. 03, 2016	Dec. 29, 2015	Dec. 31, 2014	Dec. 29, 2014	Dec. 31, 2017	Nov. 28, 2016	Oct. 26, 2016 CNY (¥)
Transactions Between CLPC And AMC [member] | Insurance Funds Management Agreement [member]
Disclosure of transactions between related parties [Line Items]
Effective date of agreement						1 January 2015 to 31 December 2016
Agreement renewal period						1 year
Description of agreement fee						In accordance with the agreement, CLP&C paid AMC a fixed service fee and a variable service fee. The fixed service fee was calculated and payable on a monthly basis, by multiplying the average net asset value of assets of each category under management at the beginning and the end of any given month by the responding annual investment management fee rate, divided by 12. The variable service fee was linked to investment performance.
Transactions between parent company and CLPC [member] | Framework insurance agency agreement [member]
Disclosure of transactions between related parties [Line Items]
Agreement renewal period						1 year
Period of agreement						2 years
Transactions between parent company and CGB [member] | Insurance agency agreement one [member]
Disclosure of transactions between related parties [Line Items]
Effective date of agreement						Effective for two years starting from the signing date
Agreement renewal period						1 year
Transactions between parent company and CGB [member] | Insurance agency agreement two [member]
Disclosure of transactions between related parties [Line Items]
Effective date of agreement						Effective on 1 January 2016 for two years
Agreement renewal period						1 year
Period of agreement						2 years
China Life Insurance (Group) Company ("CLIC") [member] | Transactions Between Parent Company And CLI [member] | Insurance Agency Agreement [member]
Disclosure of transactions between related parties [Line Items]
Effective date of agreement						1 January 2015 to 31 December 2017
Agreement renewal period						3 years
Description of agreement fee						The policy management fee was payable semi-annually, and is equal to the sum of (1) the number of policies in force as at the last day of the period, multiplied by RMB8.00 per policy and (2) 2.50% of the actual premiums and deposits received during the period, in respect of such policies.
Management fee component rate per policy					8.00
Percentage of premiums and deposits received					2.50%
China Life Insurance (Group) Company ("CLIC") [member] | Transactions Between CLIC And AMC [member] | Asset management agreement [member]
Disclosure of transactions between related parties [Line Items]
Effective date of agreement						1 January 2016 to 31 December 2018
Description of agreement fee						In accordance with the agreement, CLIC paid AMC a basic service fee at the rate of 0.05% per annum for the management of insurance funds.The service fee was calculated and payable on a monthly basis, by multiplying the average book value of the assets under management (after deducting the funds obtained from and interests accrued for repurchase transactions, deducting debt and equity investment schemes, project asset-backed schemes, the principal and interests of customised non-standard products) at the beginning and the end of any given month by the rate of 0.05%, divided by 12.
Dividend rate percentage						0.05%
China Life Asset Management Company Limited ("AMC") [member] | Transactions between AMC and company [member] | Insurance Funds Management Agreement [member]
Disclosure of transactions between related parties [Line Items]
Effective date of agreement						1 January 2016 to 31 December 2018
Description of agreement fee						The fixed annual service fee was calculated and payable on a monthly basis, by multiplying the average net value of the assets under management by the rate of 0.05%; the variable service fee was payable annually, based on the results of performance evaluation, at 20% of the fixed service fee per annum.
Fixed annual service fee percentage			20.00%
Variable annual service fee percentage			0.05%
China Life Insurance (Overseas) Company Limited ("CL Overseas") [member] | Transactions Between CL Overseas And AMCHK [member] | Investment management agreement [member]
Disclosure of transactions between related parties [Line Items]
Effective date of agreement						1 January 2016 to 31 December 2016
Agreement renewal period						1 year
Description of agreement fee						The basic investment management fee was accrued by multiplying the weighted average total funds by the basic fee rate. The investment performance fee was calculated based on the difference between the total actual annual yield and predetermined net realised yield. The basic investment management fee was calculated and payable on a semi-annual basis. The investment performance fee was payable according to the total actual annual yield at the end of each year.
China Life Investment Holding Company Limited ("CLI") [member] | Transactions Between Parent Company And CLI [member] | Alternative Investment Of Insurance Funds Management Agreement One [member]
Disclosure of transactions between related parties [Line Items]
Effective date of agreement						1 January 2016 to 30 June 2017
Management fee for fixed income projects description						For fixed-income projects, the management fee rate was 0.05%-0.6% according to different ranges of returns and without a performance-related bonus.
Management fee rate for non-fixed-income projects		0.30%
Management fee rate for non-fixed-income projects description						For non-fixed-income projects, the management fee rate was 0.3% and the performance-related bonus was linked to the return on comprehensive investment upon expiry of the project" with the element "
China Life Investment Holding Company Limited ("CLI") [member] | Transactions Between Parent Company And CLI [member] | Alternative Investment Of Insurance Funds Management Agreement Two [member]
Disclosure of transactions between related parties [Line Items]
Effective date of agreement						1 January 2017 to 31 December 2018
Description of variable management fee						The adjustment amount (variable management fee) ranges from negative 10% to positive 15% of the investment management fee in the current period.
China Life Investment Holding Company Limited ("CLI") [member] | Transactions Between Parent Company And CLI [member] | Property leasing agreement [member]
Disclosure of transactions between related parties [Line Items]
Effective date of agreement						Effective till 31 December 2017
Description of agreement fee						Annual rental payable by the Company to CLI in relation to the CLI properties is determined either by reference to the market rent, or, the costs incurred by CLI in holding and maintaining the properties, plus a margin of approximately 5%.
Annual rent margin percentage				5.00%
China Life Investment Holding Company Limited ("CLI") [member] | Bottom of range [member] | Transactions Between Parent Company And CLI [member] | Alternative Investment Of Insurance Funds Management Agreement One [member]
Disclosure of transactions between related parties [Line Items]
Management fee rate for fixed-income projects		0.05%
China Life Investment Holding Company Limited ("CLI") [member] | Bottom of range [member] | Transactions Between Parent Company And CLI [member] | Alternative Investment Of Insurance Funds Management Agreement Two [member]
Disclosure of transactions between related parties [Line Items]
Percentage of variable management fee		(10.00%)
China Life Investment Holding Company Limited ("CLI") [member] | Top of range [member] | Transactions Between Parent Company And CLI [member] | Alternative Investment Of Insurance Funds Management Agreement One [member]
Disclosure of transactions between related parties [Line Items]
Management fee rate for fixed-income projects		0.60%
China Life Investment Holding Company Limited ("CLI") [member] | Top of range [member] | Transactions Between Parent Company And CLI [member] | Alternative Investment Of Insurance Funds Management Agreement Two [member]
Disclosure of transactions between related parties [Line Items]
Percentage of variable management fee		15.00%
China Life Ecommerce Company Limited ("CL Ecommerce") [member] | Transactions between parent company and CLE commerce [member] | Regional telemarketing centre management agreement [member]
Disclosure of transactions between related parties [Line Items]
Effective date of agreement						Effective from 1 January 2016 and expired on 31 December 2016
Agreement renewal period						1 year
Period of agreement						1 year
China Life Ecommerce Company Limited ("CL Ecommerce") [member] | Top of range [member] | Transactions between parent company and CLE commerce [member] | Regional telemarketing centre management agreement [member]
Disclosure of transactions between related parties [Line Items]
Amount of management fee paid								¥ 100
China Life Pension Company Limited ("Pension Company") [member] | Transactions between pension company and company [member] | Distribution and customer service of enterprise annuity funds and pension management business and occupational pension management business agreement [member]
Disclosure of transactions between related parties [Line Items]
Effective date of agreement						Effective from 28 November 2016 and expired on 31 December 2017
Agreement renewal period						1 year
Description of agreement fee						According to the agreement, the commissions for the entrusting service of enterprise annuity fund management, which is the core business of Pension Company, are calculated at 30% to 80% of the annual entrusting management fee revenues, depending on the duration of the agreement. The commissions for account management service are calculated at 60% of the first year’s account management fee and were only charged for the first year, regardless of the duration of the agreement. The commissions for investment management service, in accordance with the duration of the agreement, are calculated at 60% to 3% of the annual investment management fee (excluding risk reserves for investment), and decreased annually. The commissions of the group pension plan is, in accordance with the duration of the contracts, calculated at 50% to 3% of the annual investment management fee, and decreased annually; the commissions of the personal pension plan is calculated at 30% to 50% of the annual investment management fee according to the various rates of daily management fee applied to the various individual pension management products in all of the management years; the commissions of occupation annuity is in accordance with the provision of annual promotional plans, which should be determined by both parties on a separate occasion.
China Life Pension Company Limited ("Pension Company") [member] | Bottom of range [member] | Transactions between pension company and company [member] | Distribution and customer service of enterprise annuity funds and pension management business and occupational pension management business agreement [member]
Disclosure of transactions between related parties [Line Items]
Percentage of management fee revenues used to calculate commissions for annuity fund management							30.00%
China Life Pension Company Limited ("Pension Company") [member] | Top of range [member] | Transactions between pension company and company [member] | Distribution and customer service of enterprise annuity funds and pension management business and occupational pension management business agreement [member]
Disclosure of transactions between related parties [Line Items]
Percentage of management fee revenues used to calculate commissions for annuity fund management							50.00%
China Life Franklin Asset Management Company Limited [member] | Transactions between AMC HK and company [member] | Offshore investment management service agreement [member]
Disclosure of transactions between related parties [Line Items]
Effective date of agreement						19 September 2016 to 31 December 2018
Description of agreement fee						The asset management fee was calculated at a fixed rate of 0.40% of the portfolio asset value and a performance bonus capped at 0.15% of the portfolio asset value for assets managed on a discretionary basis. Management fees on assets managed on a non-discretionary basis are calculated at 0.05% of the portfolio asset value. The above management fee was calculated based on the net value of the entrusted asset from the monthly reports provided by the trustee, without deducting the monthly management fee payable. The fixed management fee was calculated monthly and payable quarterly. A performance bonus was calculated and payable on an annual basis. fee was calculated at a fixed rate of 0.40% of the portfolio asset value and a performance bonus capped at 0.15% of the portfolio asset value for assets managed on a discretionary basis. Management fees on assets managed on a non-discretionary basis are calculated at 0.05% of the portfolio asset value.
Asset management fee percentage based on fixed rate of portfolio asset value	0.40%
Asset management fee percentage based on performance bonus cap of portfolio asset value	0.15%
Asset management fee percentage based on non-discretionary basis of portfolio asset value	0.05%